RESTATEMENT OF FINANCIAL STATEMENTS (Tables)	12 Months Ended
Nov. 30, 2020
Restatement Of Financial Statements Tables Abstract
Schedule of illustrates the impact of the corrections

The following table illustrates the impact of the corrections.

	As previously reported	Adjustment	As restated
	$	$	$
As at November 30, 2020
Accounts payable and accrued liabilities	1,284,452	206,301	1,490,753
Derivative liability (long-term)	-	341,163	341,163
Share capital	29,999,645	(367,361)	29,632,284
Accumulated other comprehensive income	4,304	6,386	10,690
Deficit	(24,672,794)	(186,489)	(24,859,283)

For the year ended November 30, 2020
Consulting fees	993,215	212,687	1,205,902
Professional fees	588,039	103,424	691,463
Gain on derivative liability	1,102,277	129,622	1,231,899
Loss attributable to Liquid Media Group from continuing operations	(5,183,411)	(186,489)	(5,369,900)
Loss for the year	(7,997,300)	(186,489)	(8,183,789)
Foreign currency translation adjustment	(319,271)	6,386	(312,885)
Comprehensive loss for the year	(8,316,571)	(180,103)	(8,496,674)

Loss attributable to Shareholders of the Company	(6,231,009)	(186,489)	(6,417,498)
Comprehensive loss attributable to Shareholders of the Company	(6,530,170)	(180,103)	(6,710,273)

Basic and diluted loss per share attributable to the Company from continuing operations	(0.66)	(0.02)	(0.68)
Basic and diluted loss per share attributable to the Company	(0.79)	(0.03)	(0.82)

Cash flows used in operating activities	(6,138,396)	(73,650)	(6,212,046)
Cash flows provided by financing activities	6,120,167	73,650	6,193,817